Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies VI Fund
Class Name	Class I Shares
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also contact us at (855) 979-6060.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-10-fund
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.05%¹

[1]	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 13,215,970
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 20,342
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$13,215,970
Number of Holdings	49
Total Advisory Fee Paid	$20,342
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.84%
Money Market Fund	2.45%
Options Written	-2.85%

Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies VI Fund
Class Name	Class Y Shares
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also contact us at (855) 979-6060.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-10-fund
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.80%¹

[1]	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 13,215,970
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 20,342
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$13,215,970
Number of Holdings	49
Total Advisory Fee Paid	$20,342
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.84%
Money Market Fund	2.45%
Options Written	-2.85%

Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies VI Fund
Class Name	Class I Shares
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also contact us at (855) 979-6060.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-20-fund
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.07%¹

[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[3]
Net Assets	$ 741,999
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$741,999
Number of Holdings	49
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.71%
Money Market Fund	2.16%
Options Written	-2.82%

Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies VI Fund
Class Name	Class Y Shares
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also contact us at (855) 979-6060.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-20-fund
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.82%¹

[1]	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[4]
Net Assets	$ 741,999
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$741,999
Number of Holdings	49
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.71%
Money Market Fund	2.16%
Options Written	-2.82%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.